                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08050

                           The Asia Tigers Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 345 Park Avenue
                               New York, NY 10154
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                         Simpson Thacher & Bartlett LLP
                              425 Lexington Avenue
                               New York, NY 10017
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-583-5344

                       Date of fiscal year end: October 31

                   Date of reporting period: January 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

                                                     THE ASIA TIGERS FUND, INC.
SCHEDULE OF INVESTMENTS                                        JANUARY 31, 2006
                                                                    (UNAUDITED)


NUMBER                                                                 PERCENT OF
OF SHARES         SECURITY                                             HOLDINGS              COST               VALUE
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (99.25% of holdings)
                  CHINA                                                    5.59%
                  AIRPORT DEVELOPMENT & MAINTENANCE                        0.87%
       1,384,000  Beijing Capital International Airport Co., Ltd.                     $        503,268   $        780,565
                                                                                     -----------------  ------------------
                  CHEMICALS                                                0.28%
         510,000  Sinopec Shanghai Petrochemicals Company Limited                              248,679            248,189
                                                                                     -----------------  ------------------
                  MACHINERY - MATERIAL HANDLING                            0.69%
         550,800  Shanghai Zhenhua Port Machinery Co., Class B                                 360,563            622,955
                                                                                     -----------------  ------------------
                  METAL PROCESSORS & FABRICATION                           0.84%
       1,230,280  Jiangxi Copper Co., Ltd.                                                     674,945            749,378
                                                                                     -----------------  ------------------
                  OIL COMPANIES - INTEGRATED                               1.42%
          20,549  China Petroleum and Chemical Corp. ADR                                       604,381          1,268,695
                                                                                     -----------------  ------------------
                  REAL ESTATE - OPERATIONS & DEVELOPMENT                   1.21%
       1,375,903  China Vanke Co., Ltd. Class B                                                329,363          1,083,737
                                                                                     -----------------  ------------------
                  TELECOMMUNICATIONS                                       0.28%
          16,600  China Techfaith Wireless Communication Technology Limited                    251,206            252,486
                                                                                     -----------------  ------------------
                  TOTAL CHINA                                                                2,972,405          5,006,005
                                                                                     -----------------  ------------------
                  HONG KONG                                                22.90%
                  APPAREL & SHOES MANUFACTURING                            0.55%
       3,460,000  Symphony Holdings, Ltd.                                                      559,162            495,101
                                                                                     -----------------  ------------------
                  CELLULAR TELECOMMUNICATIONS                              2.14%
         394,600  China Mobile (Hong Kong) Ltd.                                              1,272,171          1,917,756
                                                                                     -----------------  ------------------
                  COMMERCIAL BANKS - NON-US                                1.71%
          88,402  Dah Sing Financial Holdings, Ltd.                                            499,746            618,240
          30,500  HSBC Holdings PLC                                                            347,585            509,959
          56,000  Wing Hang Bank, Ltd.                                                         405,097            404,991
                                                                                     -----------------  ------------------
                                                                                             1,252,428          1,533,190
                                                                                     -----------------  ------------------
                  DISTRIBUTION & WHOLESALE                                 1.82%
         187,000  Esprit Holdings, Ltd.                                                        256,915          1,625,993
                                                                                     -----------------  ------------------


                                                     THE ASIA TIGERS FUND, INC.
SCHEDULE OF INVESTMENTS                                        JANUARY 31, 2006
                                                                    (UNAUDITED)


NUMBER                                                                 PERCENT OF
OF SHARES         SECURITY                                             HOLDINGS              COST               VALUE
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)

                  HONG KONG (CONTINUED)

                  DIVERSIFIED OPERATIONS                                   2.01%
         175,810  Hutchison Whampoa, Ltd.                                             $        782,938   $      1,796,130
                                                                                     -----------------  ------------------
                  ELECTRIC - GENERATION                                    0.79%
       1,090,000  China Resources Power Holdings Co., Ltd.                                     602,433            702,573
                                                                                     -----------------  ------------------
                  FINANCE - OTHER SERVICES                                 1.23%
         226,000  Hong Kong Exchanges & Clearing, Ltd.                                         420,335          1,102,730
                                                                                     -----------------  ------------------
                  HOTELS & MOTELS                                          0.40%
       4,590,000  Regal Hotels International Holdings Ltd.                                     297,999            360,942
                                                                                     -----------------  ------------------
                  MACHINERY - GENERAL INDUSTRY                             0.52%
         596,000  Fongs' Industries Co., Ltd                                                   498,763            460,991
                                                                                     -----------------  ------------------
                  OIL COMPANIES - EXPLORATION & PRODUCTION                 1.20%
          12,450  CNOOC Ltd. ADR                                                               614,875          1,071,821
                                                                                     -----------------  ------------------
                  REAL ESTATE - OPERATIONS & DEVELOPMENT                   5.92%
         128,700  Cheung Kong Holdings, Ltd.                                                   918,480          1,381,204
       2,615,000  Emperor Entertainment Hotel, Ltd.                                            591,617          1,028,174
       1,385,000  Far East Consortium                                                          400,040            508,850
         272,000  Hopewell Holdings, Ltd.                                                      299,503            683,752
         223,326  Kerry Properties, Ltd.                                                       390,305            725,496
          93,300  Sun Hung Kai Properties, Ltd.                                                667,036            966,412
                                                                                     -----------------  ------------------
                                                                                             3,266,981          5,293,888
                                                                                     -----------------  ------------------
                  RETAIL - RESTAURANTS                                     0.43%
         330,000  Cafe De Coral Holdings, Ltd.                                                 297,250            387,124
                                                                                     -----------------  ------------------
                  SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS           0.71%
       1,368,000  Solomon Systech International, Ltd.                                          504,638            639,277
                                                                                     -----------------  ------------------
                  SUGAR                                                    0.29%
         600,000  Xiwang Sugar Holdings Co., Ltd.+                                             277,127            262,982
                                                                                     -----------------  ------------------
                  TELECOMMUNICATIONS EQUIPMENT                             1.07%
         540,000  Foxconn International Holdings, Ltd.+                                        312,381            957,175
                                                                                     -----------------  ------------------


                                                     THE ASIA TIGERS FUND, INC.
SCHEDULE OF INVESTMENTS                                        JANUARY 31, 2006
                                                                    (UNAUDITED)


NUMBER                                                                 PERCENT OF
OF SHARES         SECURITY                                             HOLDINGS              COST               VALUE
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)

                  HONG KONG (CONTINUED)

                  TELECOMMUNICATIONS SERVICES                              0.83%
       1,960,000  China Telecom Corp., Ltd.                                           $        644,805   $        739,055
                                                                                     -----------------  ------------------
                  TEXTILE - PRODUCTS                                       0.60%
       1,548,000  Victory City International Holdings, Ltd.                                    497,611            533,814
                                                                                     -----------------  ------------------
                  UTILITIES - ELECTRIC & GAS                               0.68%
         278,500  Hong Kong and China Gas Co., Ltd.                                            596,807            610,336
                                                                                     -----------------  ------------------
                  TOTAL HONG KONG                                                           12,955,619         20,490,878
                                                                                     -----------------  ------------------
                  INDIA                                                    8.24%
                  APPLICATIONS SOFTWARE                                    2.21%
          30,326  Infosys Technologies, Ltd.                                                   591,189          1,979,145
                                                                                     -----------------  ------------------
                  COMMERCIAL BANKS - NON-US                                1.90%
          25,600  Punjab National Bank, Ltd.                                                   228,991            270,098
          71,214  State Bank of India                                                          288,089          1,431,220
                                                                                     -----------------  ------------------
                                                                                               517,080          1,701,318
                                                                                     -----------------  ------------------
                  DIVERSIFIED FINANCIAL SERVICES                           0.01%
          47,538  Reliance Capital Ventures Ltd.+                                                4,866              6,249
                                                                                     -----------------  ------------------
                  ELECTRIC - INTEGRATED                                    0.04%
          47,538  Reliance Energy Ventures Ltd.+                                                27,312             35,100
                                                                                     -----------------  ------------------
                  FINANCE - OTHER SERVICES                                 0.05%
          29,350  Infrastructure Development Finance Co., Ltd.+                                 45,492             46,328
                                                                                     -----------------  ------------------
                  OIL & GAS                                                0.00%
          47,538  Global Fuel Management Svcs                                                    2,604              3,361
                                                                                     -----------------  ------------------
                  OIL COMPANIES - EXPLORATION & PRODUCTION                 0.64%
          20,500  Oil and Natural Gas Corp., Ltd.                                              470,392            575,068
                                                                                     -----------------  ------------------
                  PETROCHEMICALS                                           0.86%
          47,538  Reliance Industries, Ltd.                                                    194,531            768,904
                                                                                     -----------------  ------------------
                  POWER CONVERSION & SUPPLY EQUIPMENT                      1.33%
          29,120  Bharat Heavy Electricals, Ltd.                                               279,666          1,186,248
                                                                                     -----------------  ------------------


                                                     THE ASIA TIGERS FUND, INC.
SCHEDULE OF INVESTMENTS                                        JANUARY 31, 2006
                                                                    (UNAUDITED)


NUMBER                                                                 PERCENT OF
OF SHARES         SECURITY                                             HOLDINGS              COST               VALUE
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)

                  INDIA (CONTINUED)

                  TELECOMMUNICATIONS                                       0.21%
          47,538  Reliance Communication Venture                                      $        144,785   $        186,058
                                                                                     -----------------  ------------------
                  TELECOMMUNICATIONS SERVICES                              0.60%
          65,980  Bharti Tele-Ventures, Ltd.+                                                  160,829            531,728
                                                                                     -----------------  ------------------
                  TEXTILE - PRODUCTS                                       0.39%
          48,150  Mahavir Spinning Mills, Ltd.                                                 179,973            349,790
                                                                                     -----------------  ------------------
                  TOTAL INDIA                                                                2,618,719          7,369,297
                                                                                     -----------------  ------------------
                  INDONESIA                                                1.41%
                  COMMERCIAL BANKS - NON-US                                0.55%
       1,258,830  PT Bank Central Asia TBK                                                     333,342            486,151
                                                                                     -----------------  ------------------
                  TELECOMMUNICATIONS SERVICES                              0.86%
       1,149,500  PT Telekomunikasi Indonesia                                                  552,962            771,518
                                                                                     -----------------  ------------------
                  TOTAL INDONESIA                                                              886,304          1,257,669
                                                                                     -----------------  ------------------
                  MALAYSIA                                                 3.52%
                  AGRICULTURAL OPERATIONS                                  0.62%
         165,200  IOI Corp. BHD                                                                270,086            554,998
                                                                                     -----------------  ------------------
                  COMMERCIAL BANKS - NON-US                                0.60%
         365,400  Bumiputra - Commerce Holdings BHD                                            457,078            540,720
                                                                                     -----------------  ------------------
                  ELECTRIC - GENERATION                                    0.42%
         167,400  Malakoff Berhad                                                              347,904            379,389
                                                                                     -----------------  ------------------
                  LOTTERY SERVICES                                         0.55%
         389,700  Berjaya Sports Toto BHD                                                      348,676            488,359
                                                                                     -----------------  ------------------
                  RESORTS & THEME PARKS                                    0.73%
         196,500  Resorts World BHD                                                            453,803            654,913
                                                                                     -----------------  ------------------
                  TRANSPORTATION - MARINE                                  0.60%
         203,700  Malaysia International Shipping Corp. BHD                                    231,815            534,981
                                                                                     -----------------  ------------------
                  TOTAL MALAYSIA                                                             2,109,362          3,153,360
                                                                                     -----------------  ------------------


                                                     THE ASIA TIGERS FUND, INC.
SCHEDULE OF INVESTMENTS                                        JANUARY 31, 2006
                                                                    (UNAUDITED)


NUMBER                                                                 PERCENT OF
OF SHARES         SECURITY                                             HOLDINGS              COST               VALUE
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)

                  SINGAPORE                                                10.02%

                  COMMERCIAL BANKS - NON-US                                1.23%
         109,100  DBS Group Holdings, Ltd.                                            $        699,870   $      1,102,563
                                                                                     -----------------  ------------------
                  COMMERCIAL SERVICES                                      0.55%
         341,000  Singapore Airport Terminal Services, Ltd.                                    463,043            495,908
                                                                                     -----------------  ------------------
                  DIVERSIFIED OPERATIONS                                   0.81%
          90,000  Keppel Corp., Ltd.                                                           649,687            726,522
                                                                                     -----------------  ------------------
                  ELECTRONIC COMPONENTS - MISCELLANEOUS                    1.11%
         590,000  Chartered Semiconductor Manufacturing, Ltd.+                                 461,137            508,997
       1,199,000  Huan Hsin Holdings, Ltd.                                                     491,824            483,944
                                                                                     -----------------  ------------------
                                                                                               952,961            992,941
                                                                                     -----------------  ------------------
                  FOOD & HOUSEHOLD PRODUCTS                                1.07%
         808,000  Want Want Holdings, Ltd.                                                     820,096            953,440
                                                                                     -----------------  ------------------
                  FOOD - MEAT PRODUCTS                                     0.85%
       1,058,500  People's Food Holdings, Ltd.                                                 569,072            756,631
                                                                                     -----------------  ------------------
                  REAL ESTATE - OPERATIONS & DEVELOPMENT                   0.71%
         272,500  Keppel Land, Ltd.                                                            207,204            638,095
                                                                                     -----------------  ------------------
                  TELECOMMUNICATIONS SERVICES                              1.05%
         597,720  Singapore Telecommunications, Ltd.                                           784,026            935,549
                                                                                     -----------------  ------------------
                  TRANSPORTATION - MARINE                                  2.07%
       1,006,000  Cosco Corp. (Singapore) Ltd.                                                 603,229            700,505
         970,200  Ezra Holdings, Ltd.                                                          599,454          1,147,883
                                                                                     -----------------  ------------------
                                                                                             1,202,683          1,848,388
                                                                                     -----------------  ------------------
                  WATER TREATMENT SYSTEMS                                  0.57%
         280,250  Hyflux, Ltd.                                                                 476,429            514,632
                                                                                     -----------------  ------------------
                  TOTAL SINGAPORE                                                            6,825,071          8,964,669
                                                                                     -----------------  ------------------
                  SOUTH KOREA                                              27.79%
                  AIRLINES                                                 0.00%
               5  Korean Air Lines Co., Ltd.                                                        48                155
                                                                                     -----------------  ------------------


                                                     THE ASIA TIGERS FUND, INC.
SCHEDULE OF INVESTMENTS                                        JANUARY 31, 2006
                                                                    (UNAUDITED)


NUMBER                                                                 PERCENT OF
OF SHARES         SECURITY                                             HOLDINGS              COST               VALUE
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
                  SOUTH KOREA (CONTINUED)
                  AUTO - CARS & LIGHT TRUCKS                               1.38%
          13,700  Hyundai Motor Co.                                                   $        564,529   $      1,238,418
                                                                                     -----------------  ------------------
                  AUTOMOTIVE PARTS-EQUIPMENT                               0.64%
           6,570  Hyundai Mobis                                                                554,032            568,699
                                                                                     -----------------  ------------------
                  BUILDING & CONSTRUCTION - MISCELLANEOUS                  1.19%
          21,010  GS Engineering & Construction Corp.                                          454,396          1,062,860
                                                                                     -----------------  ------------------
                  CELLULAR TELECOMMUNICATIONS                              1.85%
           8,331  SK Telecom Co., Ltd.                                                       1,466,331          1,658,168
                                                                                     -----------------  ------------------
                  CIRCUIT BOARDS                                           0.35%
          35,000  Sanyang Electro Mechanics Co., Ltd.+                                         297,910            310,942
                                                                                     -----------------  ------------------
                  CIRCUITS                                                 0.82%
          17,450  Core Logic, Inc.                                                             614,668            732,623
                                                                                     -----------------  ------------------
                  COMMERCIAL BANKS - NON-US                                2.09%
          23,541  Kookmin Bank                                                                 527,907          1,869,321
                                                                                     -----------------  ------------------
                  DIVERSIFIED FINANCIAL SERVICES                           2.68%
          13,920  Korea Investment Holdings Co., Ltd.                                          487,194            571,432
          42,950  Shinhan Financial Group Co., Ltd.                                            640,088          1,827,707
                                                                                     -----------------  ------------------
                                                                                             1,127,282          2,399,139
                                                                                     -----------------  ------------------
                  ELECTRIC - INTEGRATED                                    0.61%
          12,710  Korea Electric Power Corp.                                                   338,311            546,794
                                                                                     -----------------  ------------------
                  ELECTRIC PRODUCTS - MISCELLANEOUS                        9.74%
          11,366  Samsung Electronics Co., Ltd.                                              3,070,107          8,719,059
                                                                                     -----------------  ------------------
                  NON-FERROUS METALS                                       0.81%
          12,010  Korea Zinc Co., Ltd.                                                         290,270            724,597
                                                                                     -----------------  ------------------
                  PETROCHEMICALS                                           0.41%
          16,330  LG Petrochemical Co., Ltd.                                                   386,976            369,040
                                                                                     -----------------  ------------------
                  PROPERTY & CASUALTY INSURANCE                            0.73%
          39,050  LG Insurance Co., Ltd.                                                       138,268            653,768
                                                                                     -----------------  ------------------


                                                     THE ASIA TIGERS FUND, INC.
SCHEDULE OF INVESTMENTS                                        JANUARY 31, 2006
                                                                    (UNAUDITED)


NUMBER                                                                 PERCENT OF
OF SHARES         SECURITY                                             HOLDINGS              COST               VALUE
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)

                  SOUTH KOREA (CONTINUED)

                  RETAIL - DISCOUNT                                        1.18%
           1,990  Shinsegae Co., Ltd.                                                 $        558,276   $      1,052,091
                                                                                     -----------------  ------------------
                  RETAILING                                                0.76%
           6,100  GS Home Shopping, Inc.                                                       650,915            684,207
                                                                                     -----------------  ------------------
                  SHIPBUILDING                                             0.83%
          46,090  Samsung Heavy Industries                                                     602,185            740,574
                                                                                     -----------------  ------------------
                  STEEL - PRODUCERS                                        1.72%
           5,625  POSCO                                                                        710,822          1,285,764
           4,350  POSCO ADR                                                                    123,672            249,647
                                                                                     -----------------  ------------------
                                                                                               834,494          1,535,411
                                                                                     -----------------  ------------------
                  TOTAL SOUTH KOREA                                                         12,476,905         24,865,866
                                                                                     -----------------  ------------------
                  TAIWAN                                                  16.32%
                  BUILDING PRODUCTS - CEMENT & AGGREGATION                 0.99%
       1,183,350  Taiwan Cement Corp.                                                          647,707            884,340
                                                                                     -----------------  ------------------
                  COMMERCIAL BANKS - NON-US                                0.74%
       1,161,227  Taishin Financial Holdings Co., Ltd.                                         584,299            664,471
                                                                                     -----------------  ------------------
                  COMPUTERS                                                2.71%
         352,440  Acer, Inc.                                                                   695,164            804,481
         290,669  Advantech Co., Ltd.                                                          370,818            831,626
               1  Compal Electronics, Inc.                                                           1                  1
          37,000  High Tech Computer Corp.                                                     450,372            785,560
                                                                                     -----------------  ------------------
                                                                                             1,516,355          2,421,668
                                                                                     -----------------  ------------------
                  DIVERSIFIED FINANCIAL SERVICES                           1.37%
       1,535,876  Chinatrust Financial Holding Co., Ltd.                                     1,003,275          1,229,431
                                                                                     -----------------  ------------------
                  ELECTRONIC COMPONENTS & INSTRUMENTS                      0.40%
         109,000  Asustek Computer Incorporated                                                356,120            356,164
                                                                                     -----------------  ------------------
                  ELECTRONIC COMPONENTS - MISCELLANEOUS                    2.67%
         355,562  HON HAI Precision Industry                                                 1,030,503          2,390,351
                                                                                     -----------------  ------------------


                                                     THE ASIA TIGERS FUND, INC.
SCHEDULE OF INVESTMENTS                                        JANUARY 31, 2006
                                                                    (UNAUDITED)


NUMBER                                                                 PERCENT OF
OF SHARES         SECURITY                                             HOLDINGS              COST               VALUE
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)

                  TAIWAN (CONTINUED)

                  OIL REFINING & MARKETING                                 0.73%
         353,000  Formosa Petrochemical Corp.                                         $        654,925   $        650,127
                                                                                     -----------------  ------------------
                  RETAIL - AUTOMOBILE                                      0.53%
         191,000  Hotai Motor Co., Ltd                                                         429,959            470,617
                                                                                     -----------------  ------------------
                  SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS           5.50%
         863,583  Advanced Semiconductor Engineering, Inc.                                     620,026            757,434
          66,584  Novatek Microelectronics Corp., Ltd.                                         285,070            407,028
         318,000  Siliconware Precision Industries Co.                                         307,776            446,956
       1,172,485  Taiwan Semiconductor Manufacturing Co., Ltd.                               1,823,693          2,328,032
       1,738,791  United Microelectronics Corp.                                              1,103,553            986,807
                                                                                     -----------------  ------------------
                                                                                             4,140,118          4,926,257
                                                                                     -----------------  ------------------
                  TELECOMMUNICATIONS                                       0.68%
         110,000  Compal Communications, Inc.                                                  352,584            608,799
                                                                                     -----------------  ------------------
                  TOTAL TAIWAN                                                              10,715,845         14,602,225
                                                                                     -----------------  ------------------
                  THAILAND                                                 3.46%
                  BUILDING PRODUCTS - CEMENT & AGGREGATION                 0.80%
         103,020  Siam Cement PCL                                                              377,676            714,590
                                                                                     -----------------  ------------------
                  CELLULAR TELECOMMUNICATIONS                              0.45%
         150,900  Advanced Info Service PCL                                                    292,536            399,299
                                                                                     -----------------  ------------------
                  COMMERCIAL BANKS - NON-US                                0.18%
         114,000  Siam Commercial Bank PCL                                                     154,471            165,472
                                                                                     -----------------  ------------------
                  OIL COMPANIES - EXPLORATION & PRODUCTION                 1.38%
          84,100  PTT Exploration & Production PCL                                             663,125          1,235,843
                                                                                     -----------------  ------------------
                  REITS - SHOPPING CENTERS                                 0.65%
       2,050,000  CPN Retail Growth Property Foreign+                                          560,035            579,319
                                                                                     -----------------  ------------------
                  TOTAL THAILAND                                                             2,047,843          3,094,523
                                                                                     -----------------  ------------------
                  TOTAL COMMON STOCKS                                                       53,608,073         88,804,492
                                                                                     -----------------  ------------------

                                                     THE ASIA TIGERS FUND, INC.
SCHEDULE OF INVESTMENTS                                        JANUARY 31, 2006
                                                                    (UNAUDITED)


NUMBER                                                                 PERCENT OF
OF SHARES         SECURITY                                             HOLDINGS              COST               VALUE
-----------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK (0.75% of holdings)

                  THAILAND                                                 0.75%

                  COMMERCIAL BANKS - NON-US                                0.75%
         444,205  Siam Commercial Bank PCL - 5.25% Preferred                          $        151,803   $        667,591
                                                                                     -----------------  ------------------
                  TOTAL THAILAND                                                               151,803            667,591
                                                                                     -----------------  ------------------
                  TOTAL PREFERRED STOCK                                                        151,803            667,591
                                                                                     -----------------  ------------------

                  TOTAL INVESTMENTS++                                    100.00%      $     53,759,876   $     89,472,083
                                                                                     =================  ==================


This Schedule of Investments reflects each company's country of domicile. The companies may also be subject to the risks of other countries.

FOOTNOTES AND ABBREVIATIONS
     ADR  --  American Depository Receipts
     +    Non-Income producing security.
     ++ As of October 31, 2005, the aggregate cost for federal income tax purposes was $53,213,113. The aggregate gross unrealized appreciation (depreciation) for all securities was as follows:
            Excess of value over tax cost                          $ 23,691,871
            Excess of tax cost over value                            (1,224,790)
                                                                   ------------
                                                                   $ 22,467,081
                                                                   ============

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Asia Tigers Fund, Inc.
             ------------------------------------------------------------------

By (Signature and Title)* /s/ Prakash A. Melwani
                          -----------------------------------------------------
                          Prakash A. Melwani, President
                          (principal executive officer)

Date  March 8, 2006
      -------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Prakash A. Melwani
                          -----------------------------------------------------
                          Prakash A. Melwani, President
                          (principal executive officer)

Date  March 8, 2006
      -------------------------------------------------------------------------

By (Signature and Title)* /s/ Brian S. Chase
                          -----------------------------------------------------
                          Brian S. Chase, Treasurer
                          (principal financial officer)

Date  March 8, 2006
      -------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.